Lease (Tables)	12 Months Ended
Dec. 31, 2018
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Summary Of Details Of Finance Lease Assets

Details of finance lease assets as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Acquisition costs	￦	325,975	￦	343,055
Less: Accumulated depreciation		(126,091)		(152,244)

Net balance	￦	199,884	￦	190,811

Summary Of Details Of Future Minimum Lease Payments Under Finance Lease Contracts

Details of future minimum lease payments as at December 31, 2017 and 2018, under finance lease contracts are summarized below:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Total amount of minimum lease payments
Within one year	￦	88,441	￦	77,615
From one year to five years		132,113		124,498
More than five years		81		79

		220,635		202,192

Unrealized interest expense		43,758		38,334

Net amount of minimum lease payments
Within one year		68,651		59,324
From one year to five years		108,146		104,456
More than five years		80		78

Total	￦	176,877	￦	163,858

Summary Of Details Of future Minimum Lease Payments Under Operating Lease Contracts

Details of future minimum lease payments as at December 31, 2017 and 2018, under operating lease contracts are summarized below:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Within one year	￦	109,258	￦	109,025
From one year to five years		266,434		263,395
Thereafter		1,635		1,153

Total	￦	377,327	￦	373,573